Consolidated Statements Of Operations (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net Sales	$ 365,262	$ 398,779	$ 740,557	$ 815,371	$ 1,722,489	$ 1,605,316	$ 1,360,854
Costs and expenses:
Cost of products sold - (exclusive of depreciation, amortization, and depletion)	323,185	338,480	660,465	691,008	1,460,290	1,410,770	1,242,743
Depreciation, Amortization, and Depletion	31,777	31,645	63,200	62,992	125,295	127,367	132,682
Selling, general, and administrative expenses	19,930	21,667	38,697	40,250	78,007	70,989	61,655
Goodwill impairment					10,551
Restructuring and other charges	(106)		(21)		24,464		979
Total operating expenses	374,786	391,792	762,341	794,250	1,698,607	1,609,126	1,438,059
Operating income (loss)	(9,524)	6,987	(21,784)	21,121	23,882	(3,810)	(77,205)
Interest income	(382)	(412)	(762)	(824)	(1,614)	(124)	(241)
Interest expense	31,993	30,471	62,910	61,815	122,213	122,528	116,130
Other (income) loss, net	(22,077)	(236)	7,493	25,940	25,812	(734)	(273,796)
Net income (loss)	(19,058)	(22,836)	(91,425)	(65,810)	(122,529)	(125,480)	80,702
Included in the financial statement line items above are related-party transactions as follows (Notes 14):
Net sales					157,961	175,912	138,760
Purchases included in cost of products sold					6,983	6,213	4,625
Interest income					(1,515)
Interest expense					$ 1,515